Interest rate swap contracts	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap contracts

13. Interest rate swap contracts

On December 21, 2010, the Company entered into an interest rate swap contract that provides for quarterly settlements from July 31, 2011 to July 31, 2018. Pursuant to the interest rate swap agreement, the Company will receive interest on a notional amount at USD LIBOR from the counterparty and will pay interest on a notional amount at an interest rate of 3.525%. The notional amount is $16,000,000 and is reduced in amounts based upon a schedule of principal repayments on the $16,000,000 Keybank floating rate term loan over the life of the interest rate swap. The Company and the counterparty net settle the amount owing on a quarterly basis commencing September 30, 2011.

On December 16, 2011, the Company entered into a second interest rate swap contract that provides for quarterly settlements from July 21, 2018 to June 29, 2029. Pursuant to the interest rate swap agreement, the Company will receive interest on a notional amount at USD LIBOR from the counterparty and will pay interest on a notional amount at an interest rate of 3.480%. The notional amount is $16,000,000 and is reduced in amounts based on the scheduled principal repayments of the $16,000,000 Keybank floating rate term loan over the life of the interest rate swap. The Company and the counterparty net settle the amount owing on a quarterly basis commencing September 30, 2018.

On December 21, 2010, the Company designated the first interest rate swap as an accounting cash flow hedge of the interest rate exposure on the Keybank floating rate Term Loan for the period from July 31, 2011 to July 31, 2018.

On December 16, 2011, the Company designated the second interest rate swap as an accounting cash flow hedge of the interest rate exposure on the Keybank floating rate Term Loan for the period from July 21, 2018 to June 29, 2029.

While the fair value of the interest rate swap contracts continue to be recognized on the balance sheet at each period end, the changes in the fair value of the effective portion of the interest rate swap contracts are recorded from December 21, 2010, and December 16, 2011, onwards in accumulated other comprehensive income until such time as the gain or loss is realized, at which time the gain or loss is reclassified to net loss. The change in the fair value of the ineffective portion of the interest rate swap contracts is recorded in the statements of operations. See also Note 22(d).